Deferred Policy Acquisition Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Deferred Policy Acquisition Costs
(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the deferred policy acquisition costs (“DAC”) balance, for the period indicated:

Nine months ended September 30,
(in millions)	2014
Balance at beginning of period	$3,778
Capitalization of DAC	494
Amortization of DAC, excluding unlocks	(322)
Amortization of DAC related to unlocks	190
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(159)

Balance at end of period	$3,981

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses. These favorable impacts to amortization were partially offset by an update to the Company’s long-term assumptions for separate account investment performance, which were updated to reflect assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.